Equity Accounted Investments - Summary of balance sheet information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Jan. 01, 2019
Disclosure of joint ventures [line items]
Current assets		$ 414,842	$ 632,991	[1]	$ 563,004	[1]
Non-current assets		3,469,882	3,752,640	[1]	3,925,234	[1]
Current liabilities		691,250	863,485	[1]	668,859	[1]
Non-current liabilities		3,092,796	3,277,247	[1]	3,221,577	[1]
Cash and cash equivalents		190,942	235,734	[1]	$ 199,388	[1]	$ 225,040
Joint ventures
Disclosure of joint ventures [line items]
Current assets		150,910	153,181
Non-current assets		911,019	1,043,352
Current liabilities		104,004	126,709
Non-current liabilities		482,987	586,362
Net assets		$ 474,938	$ 483,462
Ownership interest		50.00%	50.00%		50.00%
Equity-accounted investments		$ 237,469	$ 241,731
Cash and cash equivalents		16,028	18,846
Current financial liabilities		79,443	101,756
Non-current financial liabilities		420,414	514,407
Libra Joint Venture
Disclosure of joint ventures [line items]
Current assets		119,700	123,576
Non-current assets		719,339	765,239
Current liabilities		82,515	83,028
Non-current liabilities		482,986	567,474
Net assets		$ 273,538	$ 238,313
Ownership interest	50.00%	50.00%	50.00%		50.00%
Equity-accounted investments		$ 136,769	$ 119,157
Cash and cash equivalents		9,311	8,450
Current financial liabilities		64,146	66,223
Non-current financial liabilities		420,414	495,861
Itajai Joint Venture
Disclosure of joint ventures [line items]
Current assets		31,210	29,605
Non-current assets		191,680	278,113
Current liabilities		21,489	43,681
Non-current liabilities		1	18,888
Net assets		$ 201,400	$ 245,149
Ownership interest		50.00%	50.00%		50.00%
Equity-accounted investments		$ 100,700	$ 122,575
Cash and cash equivalents		6,717	10,396
Current financial liabilities		15,297	35,533
Non-current financial liabilities		$ 0	$ 18,546

[1]	See Note 2i for further details.